Investments (Available-For-Sale Securities By Contractual Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale Securities, Debt Maturities, Amortized Cost
Amortized Cost, Total	$ 110,944
Available-for-sale Securities, Debt Maturities, Fair Value
Available-for-sale Securities, Debt Securities, Total	99,465	$ 117,476
Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost
Amortized Cost, Total	110,944	104,491
Available-for-sale Securities, Debt Maturities, Fair Value
Available-for-sale Securities, Debt Securities, Total	99,465	$ 117,476
Fixed Maturity AFS Securities Excluding Structured Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost
Due in one year or less	3,239
Due after one year through five years	17,545
Due after five years through ten years	18,985
Due after ten years	55,451
Amortized Cost, Total	95,220
Available-for-sale Securities, Debt Maturities, Fair Value
Due in one year or less	3,205
Due after one year through five years	16,716
Due after five years through ten years	17,177
Due after ten years	47,965
Available-for-sale Securities, Debt Securities, Total	85,063
Structured Securities [Member]
Available-for-sale Securities, Debt Maturities, Amortized Cost
Amortized Cost, Total	15,724
Available-for-sale Securities, Debt Maturities, Fair Value
Available-for-sale Securities, Debt Securities, Total	$ 14,402